Loans Receivable - Schedule of Loans Receivable (including Covered Loans) (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 10,950,608	$ 9,823,270
Ratio of type of loan to total loans receivable	100.00%	100.00%
Allowance for probable losses	$ 113,494	$ 106,829	$ 114,591
Loans in process	879,484	476,796
Discount on acquired loans	11,306	30,095
Deferred net origination fees	35,404	38,916
Total loan contra accounts	1,039,688	652,636
Net Loans	9,910,920	9,170,634
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,658,827
Allowance for probable losses	37,796	47,347	62,763
Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	473,069
Allowance for probable losses	1,080	990	1,695
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	118,497
Allowance for probable losses	6,023	5,781	5,592
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	104,568
Allowance for probable losses	2,535	2,946	3,077
Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,124,289
Allowance for probable losses	6,925	5,304	4,248
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,093,639
Allowance for probable losses	8,588	8,960	7,548
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	978,589
Allowance for probable losses	28,008	24,980	16,527
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	149,717
Allowance for probable losses	813	902	928
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	139,002
Allowance for probable losses	1,888	2,939	$ 3,227
Non-acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 10,716,403	$ 9,493,987
Ratio of type of loan to total loans receivable	97.90%	96.60%
Non-acquired loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 5,621,066	$ 5,651,845
Ratio of type of loan to total loans receivable	51.30%	57.50%
Non-acquired loans | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,110,411	$ 200,509
Ratio of type of loan to total loans receivable	10.10%	2.00%
Non-acquired loans | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 473,069	$ 396,307
Ratio of type of loan to total loans receivable	4.30%	4.00%
Non-acquired loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 116,156	$ 94,208
Ratio of type of loan to total loans receivable	1.10%	1.00%
Non-acquired loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 101,853	$ 103,989
Ratio of type of loan to total loans receivable	0.90%	1.10%
Non-acquired loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,118,801	$ 1,125,722
Ratio of type of loan to total loans receivable	10.20%	11.50%
Non-acquired loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 956,164	$ 986,270
Ratio of type of loan to total loans receivable	8.70%	10.00%
Non-acquired loans | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 946,648	$ 612,836
Ratio of type of loan to total loans receivable	8.60%	6.20%
Non-acquired loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 134,785	$ 127,646
Ratio of type of loan to total loans receivable	1.20%	1.30%
Non-acquired loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 137,450	$ 194,655
Ratio of type of loan to total loans receivable	1.30%	2.00%
Acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 115,394	$ 166,293
Ratio of type of loan to total loans receivable	1.10%	1.70%
Credit-impaired acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 89,837	$ 87,081
Ratio of type of loan to total loans receivable	0.80%	0.90%
Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 28,974	$ 75,909
Ratio of type of loan to total loans receivable	0.30%	0.80%